Contingent Payment - Additional Information (Detail) $ in Millions		12 Months Ended
	May 17, 2021 CAD ($) $ / bbl	Dec. 31, 2021 CAD ($) $ / bbl	Dec. 31, 2020 CAD ($)
Disclosure of contingent liabilities in business combination [line items]
Average crude oil price | $ / bbl		45.00
Contingent payable		$ 402	$ 0
Conoco Phillips Company and certain of its subsidiaries
Disclosure of contingent liabilities in business combination [line items]
Contingent payments period	5 years
Average crude oil price | $ / bbl	52.00
Quarterly contingent payment	$ 6
Contingent payable		$ 160	$ 0